Consolidated Statements of Cash Flows - Balances per Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	$ 722	$ 876
Restricted cash	1,880	860
Non-current restricted cash	11	91
Total cash, cash equivalents and restricted cash	$ 2,613	$ 1,827	$ 1,736	$ 2,780